RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS [Text Block]
NOTE 18	RELATED PARTY TRANSACTIONS

As of March 31, 2011 and December 31, 2010, certain stockholders owed the Company $0 and $52,821 respectively which are unsecured, interest free and repayable on demand. These amounts were advanced prior to the reverse merger and were fully repaid in January 2011.

As of March 31, 2011 and December 31, 2010, the Company owed $76,218 and $0 respectively to two stockholders for advances made on an unsecured basis, repayable on demand and interest free.

During the three months ended March 31, 2011 and 2010, total imputed interest expenses recorded as additional paid-in capital amounted to $0 and $247 respectively.

15.	RELATED PARTY TRANSACTIONS

As of December 31, 2010 and 2009, the Company owed $0 and $20,555 respectively to a related company on an unsecured basis, repayable on demand and interest free. Imputed interest was charged at 5% per annum on the amounts owed to the related company.

For, 2010 and 2009, total imputed interest expenses recorded as additional paid-in capital amounted to $250 and $1,027 respectively.

As of December 31, 2010 and 2009, certain stockholders owed the Company $52,821 and $0 respectively which are unsecured, interest free and repayable on demand. These amounts were advanced prior to the reverse merger. This was fully repaid in January 2011.